PENSION PLAN - Actuarial Gains and Losses Recognized in OCI (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Actuarial effect in other comprehensive income
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset), beginning balance	$ 4	$ (11)
Actuarial gain (loss) arising from
Financial assumptions	(17)	57
Experience adjustments	(4)	(5)
Return on plan assets excluding interest income	10	(37)
Recognized gain during the period after tax	(11)	15
Net defined benefit liability (asset), ending balance	(7)	4
Registered Plans
Actuarial gain (loss) arising from
Return on plan assets excluding interest income	(12)	(9)
Registered Plans | Actuarial effect in other comprehensive income
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset), beginning balance	1	(9)
Actuarial gain (loss) arising from
Financial assumptions	(16)	54
Experience adjustments	(3)	(7)
Return on plan assets excluding interest income	10	(37)
Recognized gain during the period after tax	(9)	10
Net defined benefit liability (asset), ending balance	(8)	1
Supplemental Plan | Actuarial effect in other comprehensive income
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset), beginning balance	3	(2)
Actuarial gain (loss) arising from
Financial assumptions	(1)	3
Experience adjustments	(1)	2
Return on plan assets excluding interest income	0	0
Recognized gain during the period after tax	(2)	5
Net defined benefit liability (asset), ending balance	$ 1	$ 3